Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Financial Risk Management Text Block Abstract
Schedule of level in fair value hierarchy
	Fair value measurements using
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
As of March 31, 2022

Recurring fair value measurements:
Digital assets	-	8,438,027	-	8,438,027

Digital assets payables	-	-	6,200,109	6,200,109
Share purchase warrants	-	-	6,063,086	6,063,086

Schedule of liabilities measured at fair value based on level 3
Digital assets payables
US$
As of April 1, 2021	-
Acquired during the year	8,735,145
Settlement by digital assets, for the year	(2,533,106)
Fair value gains recognized in profit or loss	(1,930)
As of March 31, 2022	6,200,109

Schedule of share purchase warrants
Share purchase warrants
US$
As of April 1, 2021	-
Issued	6,063,086
As of March 31, 2022	6,063,086

Schedule of level 2 fair value measurements
		Significant unobservable input		Effect on fair
		As of March 31,	As of March 31,	value for increase of
Description	Valuation techniques and key inputs	2022	2021	inputs
Digital assets	The digital asset is quoted in unit of BTC. Price of the digital assets at level 2 fair value is referenced to quoted price of BTC.	Quoted price of BTC	-	Increase proportionately

Schedule of key unobservable inputs used in level 3 fair value measurement
		Significant	Range		Effect on fair value
	Valuation	unobservable	As of March 31,		for increase of
Description	techniques	inputs	2022	2021	inputs

Digital assets payables	Binomial Option Pricing Model	Discount rate	-0.40% to 4.26%	-	Decrease

	Black-Scholes Pricing Model	Expected volatility	37.56%	-	Increase

Schedule of contractual undiscounted cash outflows of non-derivative financial liabilities
	Within 1 year	Over 1 year	Total
	US$	US$	US$
2022
Non-derivative financial liabilities
Other payables*	1,471,844	-	1,471,844
Lease liabilities	120,592	274,952	395,544
	1,592,436	274,952	1,867,388

2021
Non-derivative financial liabilities
Other payables*	1,005,511	-	1,005,511
Lease liabilities	39,652	-	39,652
	1,045,163	-	1,045,163